Employee Benefit Plans (Schedule Of Level 3 Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Balance as of December 31	$ 13,767	$ 12,529
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of December 31	1,733	1,524
Other Benefits [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of December 31	420	396
Other Benefits [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of December 31	1,235	1,074
Other Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	54	186
Relating to assets still held at the reporting date	3	17
Relating to assets sold during the period	0	(2)
Purchases	22	40
Settlements	(1)	(36)
Transfers out of Level 3	0	(151)
Balance as of December 31	78	54
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of December 31	12,034	11,005
Pension Benefits [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of December 31	2,618	2,204
Pension Benefits [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of December 31	8,007	7,664
Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	1,137	1,163
Relating to assets still held at the reporting date	66	60
Relating to assets sold during the period	(1)	3
Purchases	220	81
Settlements	(13)	(107)
Transfers out of Level 3	0	(63)
Balance as of December 31	1,409	1,137
Real Estate [Member] | Other Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	6	0
Relating to assets still held at the reporting date	1	0
Relating to assets sold during the period	0	0
Purchases	21	6
Settlements	0	0
Transfers out of Level 3	0	0
Balance as of December 31	28	6
Real Estate [Member] | Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	65	0
Relating to assets still held at the reporting date	12	0
Relating to assets sold during the period	0	0
Purchases	208	65
Settlements	0	0
Transfers out of Level 3	0	0
Balance as of December 31	285	65
Absolute Return [Member] | Other Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	47	47
Relating to assets still held at the reporting date	2	1
Relating to assets sold during the period	0	0
Purchases	0	0
Settlements	0	(1)
Transfers out of Level 3	0	0
Balance as of December 31	49	47
Absolute Return [Member] | Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	487	494
Relating to assets still held at the reporting date	26	5
Relating to assets sold during the period	0	2
Purchases	0	0
Settlements	0	(14)
Transfers out of Level 3	0	0
Balance as of December 31	513	487
Corporate Fixed Income Securities [Member] | Other Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	1	129
Relating to assets still held at the reporting date	0	16
Relating to assets sold during the period	0	(2)
Purchases	1	34
Settlements	(1)	(30)
Transfers out of Level 3	0	(146)
Balance as of December 31	1	1
Corporate Fixed Income Securities [Member] | Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	585	549
Relating to assets still held at the reporting date	28	57
Relating to assets sold during the period	(1)	0
Purchases	12	14
Settlements	(13)	(35)
Transfers out of Level 3	0	0
Balance as of December 31	611	585
Other Fixed Income [Member] | Other Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	0	10
Relating to assets still held at the reporting date	0	0
Relating to assets sold during the period	0	0
Purchases	0	0
Settlements	0	(5)
Transfers out of Level 3	0	(5)
Balance as of December 31	0	0
Other Fixed Income [Member] | Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	0	120
Relating to assets still held at the reporting date	0	(2)
Relating to assets sold during the period	0	1
Purchases	0	2
Settlements	0	(58)
Transfers out of Level 3	0	(63)
Balance as of December 31	$ 0	$ 0